Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	£ 8,584
Ending balance, property plant and equipment	10,579	£ 8,584
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	20,710	17,620
Additions	6,068	3,656
Inflation adjustment	145
Acquisition of subsidiary / business		909
Disposals	(611)	(1,353)
Transfers	0
Effect of foreign exchange translations	309	122
Ending balance, property plant and equipment	26,003	20,710
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(12,126)	(10,134)
Charge for the year	4,003	3,338
Disposals	577	1,279
Effect of foreign exchange translations	(128)	(67)
Ending balance, property plant and equipment	(15,424)	(12,126)
Computers and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	3,878
Ending balance, property plant and equipment	4,292	3,878
Computers and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	12,355	10,698
Additions	2,856	2,111
Inflation adjustment	145
Acquisition of subsidiary / business		417
Disposals	(494)	(798)
Transfers	0
Effect of foreign exchange translations	183	73
Ending balance, property plant and equipment	14,679	12,355
Computers and Equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(8,477)	(7,151)
Charge for the year	2,460	2,095
Disposals	477	734
Effect of foreign exchange translations	(73)	(35)
Ending balance, property plant and equipment	(10,387)	(8,477)
Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	4,542
Ending balance, property plant and equipment	5,130	4,542
Fixtures and Fittings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	8,171	6,901
Additions	2,055	1,381
Inflation adjustment	0
Acquisition of subsidiary / business		492
Disposals	(106)	(555)
Transfers	164
Effect of foreign exchange translations	126	48
Ending balance, property plant and equipment	10,158	8,171
Fixtures and Fittings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(3,629)	(2,963)
Charge for the year	1,543	1,243
Disposals	89	545
Effect of foreign exchange translations	(55)	(32)
Ending balance, property plant and equipment	(5,028)	(3,629)
Motor Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property plant and equipment	0	0
Motor Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	20	21
Additions	0	0
Inflation adjustment	0
Acquisition of subsidiary / business		0
Disposals	(11)	0
Transfers	0
Effect of foreign exchange translations	0	1
Ending balance, property plant and equipment	9	20
Motor Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(20)	(20)
Charge for the year	0	0
Disposals	11	0
Effect of foreign exchange translations	0	0
Ending balance, property plant and equipment	(9)	(20)
Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	164
Ending balance, property plant and equipment	1,157	164
Fixed Assets in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	164	0
Additions	1,157	164
Inflation adjustment	0
Acquisition of subsidiary / business		0
Disposals	0	0
Transfers	(164)
Effect of foreign exchange translations	0	0
Ending balance, property plant and equipment	1,157	164
Fixed Assets in Progress | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0	0
Charge for the year	0	0
Disposals	0	0
Effect of foreign exchange translations	0	0
Ending balance, property plant and equipment	£ 0	£ 0